Segment, Geographic and Other Revenue Information - Revenues By Products (Parenthetical) (Detail) (Lipitor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lipitor [Member]
Revenue from External Customer [Line Items]
Loss in revenue in comparison with 2011	$ 5,600	$ 1,241